Summary of Significant Accounting Policies and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company measures certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows on December 31, 2020 and December 31, 2019:

	On December 31, 2020			On December 31, 2019
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liabilities	—	—	$4,181,187	—	—	$2,135,939

Schedule of Reconciliation of Derivative Liability for Level 3 Inputs

A roll-forward of the level 3 valuation financial instruments is as follows:

	For the Year ended December 31, 2020	For the Year ended December 31, 2019
Balance at beginning of year	$2,135,939	$7,888,684
Initial valuation of derivative liabilities included in debt discount	1,702,474	1,332,512
Initial valuation of derivative liabilities included in derivative expense	14,892,068	1,073,889
Gain on extinguishment of debt related to April 9, 2019 modifications	-	(61,841,708)
Gain on extinguishment of debt related to repayment/conversion of debt	(45,731,614)	(246,110)
Reclassification of warrants from equity to derivative liabilities	11,381,885	-
Cumulative effect adjustment for change in derivative accounting	-	(838,471)
Change in fair value included in derivative expense	19,800,435	54,767,143
Balance at end of year	$4,181,187	$2,135,939

Schedule of Potentially Dilutive Shares Excluded from Computation of Diluted Shares Outstanding

Potentially dilutive common shares were excluded from the computation of diluted shares outstanding for the year ended December 31, 2020 and 2019 as they would have an anti-dilutive impact on the Company’s net losses in that period and consisted of the following:

	December 31, 2020	December 31, 2019
Stock warrants	147,112,603	3,649,861
Stock options	80,000	80,000
Convertible debt	164,248,498	1,612,758
Series B convertible preferred stock	700,000	1,700,000
Series E convertible preferred stock	170,093,023	-